Provisions and other liabilities (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Non-controlling interests	$ 0	$ 1,867
Mines Coulon Inc. [Member]
Statement [Line Items]
Non-controlling interests	$ 1,300	$ 4,500
Exercise of share exchange rights	772,810